Cryptocurrency (Tables)	12 Months Ended
Jun. 30, 2025
Cryptocurrency [Abstrast]
Schedule of Cryptocurrency Mining Activities of Btc in Coins

The following table presents additional information about our cryptocurrency mining activities of BTC in coins and amounts during the year ended June 30, 2025:

	Quantities (in coins)	Cryptocurrency
	BTC	Amounts
Balance on June 30, 2024	-	$-
Revenue recognized from cryptocurrency mined	88.54	8,726,016
USDT receivable	(88.54)	(8,726,016)
Balance on June 30, 2025	-	$-